VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2021	777,939	(121,867)	656,072
Depreciation	—	(20,485)	(20,485)
Balance as of June 30, 2022	777,939	(142,352)	635,587

As of June 30, 2022, seven vessels were accounted for as vessels under finance lease, which consist of four 14,000 TEU container vessels and three 10,600 TEU container vessels. (See also Note 16: Finance Lease Liability).